PERSONNEL EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Salaries and wages	$ 254	$ 194
Share-based compensation expense (Note 23)	63	73
Short-term incentive plan	59	45
Pension plan expense	23	20
Health, savings plan and other benefits	21	18
Personnel expenses	$ 420	$ 350